Report of Independent Registered Public Accounting
Firm


To the Shareholders and Board of Trustees
SEI Institutional Managed Trust:

In planning and performing our audits of the
financial statements of SEI Institutional Managed
Trust (the Trust), comprised of Large Cap Fund,
Large Cap Value Fund, Large Cap Growth Fund, Large
Cap Index Fund, Tax-Managed Large Cap Fund, S&P 500
Index Fund, Small Cap Fund, Small Cap Value Fund,
Small Cap Growth Fund, Tax-Managed Small/Mid Cap
Fund, Mid-Cap Fund, U.S. Managed Volatility Fund,
Global Managed Volatility Fund, Tax-Managed Managed
Volatility Fund, Tax-Managed International Managed
Volatility Fund, Real Estate Fund, Core Fixed Income
Fund, High Yield Bond Fund, Conservative Income
Fund, Tax-Free Conservative Fund, Real Return Fund,
Dynamic Asset Allocation Fund, Multi-Strategy
Alternative Fund, Multi-Asset Accumulation Fund,
Multi-Asset Income Fund, Multi-Asset Inflation
Managed Fund, and Multi-Asset Capital Stability
Fund, (the Funds), as of and for the year ended
September 30, 2019, in accordance with the standards
of the Public Company Accounting Oversight Board
(United States), we considered the Funds internal
control over financial reporting, including controls
over safeguarding securities, as a basis for
designing our auditing procedures for the purpose of
expressing our opinion on the Funds financial
statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing an
opinion on the effectiveness of the Funds internal
control over financial reporting. Accordingly, we
express no such opinion.
Management of the Funds is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A companys
internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with generally accepted
accounting principles. A companys internal control
over financial reporting includes those policies and
procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions of
the assets of the company; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with generally accepted
accounting principles, and that receipts and
expenditures of the company are being made only in
accordance with authorizations of management and
trustees of the company; and (3) provide reasonable
assurance regarding prevention or timely detection
of unauthorized acquisition, use, or disposition of
the companys assets that could have a material
effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or that
the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in
the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal
control over financial reporting, such that there is
a reasonable possibility that a material
misstatement of the Funds annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States). However,
we noted no deficiencies in the Funds internal
control over financial reporting and its operation,
including controls over safeguarding securities that
we consider to be a material weakness as defined
above as of September 30, 2019.
This report is intended solely for the information
and use of management and the Board of Trustees of
the Funds and the Securities and Exchange Commission
and is not intended to be and should not be used by
anyone other than these specified parties.
/s/ KPMG LLP

Philadelphia, Pennsylvania
November 27, 2019